Note 5 - Intangible Assets, Net	9 Months Ended
Sep. 30, 2015
Notes
Note 5 - Intangible Assets, Net

NOTE 5 – Intangible Assets, Net

Intangible assets, net, consist of:

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2015	2014	2014	2013
	(Unaudited)	(Unaudited)

Revenues	$ 82,234	$ 97,141	$ 133,962	$ 101,104

Operating expenses	1,802,210	130,473	192,257	1,150,133

Loss from operations	(1,719,976)	(33,332)	(58,295)	(1,049,029)

Other income (loss) - net	(32,408)	-	(30,686)	(10,511)

Net loss	$ (1,752,384)	$ (33,332)	$ (88,981)	$ (1,059,540)

Net loss per common share- basic and diluted	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)

Weighted average common shares outstanding- basic and diluted	227,708,384	214,416,250	214,438,168	112,221,455

Expected future amortization expense for intangible assets as of September 30, 2015 (unaudited) follows:

	September 30,	December 31,
	2015	2014	2013
Video Conferencing software acquired by Prosperity in December 2009	$ 30,000	$ -	$ -
Enterprise and audit software acquired by Prosperity in April 2008	20,000	-	-
Patent costs incurred by WRAP	6,880	6,944	6,944
Other	3,548	-	-

Total	60,428	6,944	6,944

Accumulated amortization	(29,980)	(3,395)	(2,991)

Net	$ 30,448	$ 3,549	$ 3,953